UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 24F-2
                         Annual Notice of Securities Sold
                              Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form. Please print or type

   1.    Name and address of issuer:   The Rushmore Fund, Inc.
                                             4922 Fairmont Avenue
                                             Bethesda, Maryland 20814

   2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):         //

   3.    Investment Company Act File Number:  811-4369

         Securities Act File Number:  2-99388

   4(a). Last day of fiscal year for which this notice is filed: August 31,
         1997

   4(b). // Check box if this Form is being file late (i.e., more than 90 calendar days after the end of the issuer s fiscal year). (See Instruction A.2)

   Note: If the Form is being filed late, interest must be paid on the registration fee due.

   4(c). // Check box if this is the last time the issuer will be filing this Form.

   5.    Calculation of registration fee:

         (i)      Aggregate sales price of securities sold           during
                  the fiscal year pursuant to section 24f-2:
                  $12,158,340

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:    $18,387,418

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                payable to the Commission:               $         0

         (iv)     Total available redemption credits [add Items 5(ii) and
                  5(iii)]:                   -$18,387,418





         (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                  $(6,229,078)

         (vi)     Redemption credits available for use in future years - if
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:  $(       0)

         (vii)  Multiplier for determining registration fee (See Instruction
                C.9):                  x 0.0003030303

         (viii)   Registration for due [multiply Item 5(v) by Item 5(vii)]
                  (enter  0" if not fee is due):   = $      0

   6.    Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

   7.    Interest due -- if this Form is being filed more than 90 days after
         the end of the issuer s fiscal year (See Instruction D):          + $
               0

   8.    Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7)]:  = $        0

   9. Date the registration fee and any interest payment was sent to the Commission s lockbox depository:

                Method of Delivery

                  //  Wire Transfer

                  //  Mail or other means

                                 SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*     /s/ Edward J. Karpowicz
                                       Controller



   Date: 10/28/97





   *Please print the name and title of the signing officer below the signature.